Goodwill and Intangible Assets (Tables)	3 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Value of Goodwill
The changes in the carrying value of goodwill are as follows:

Goodwill balance, September 30, 2021	$13,271
Adjustment(1)	57
Goodwill balance, December 31, 2021	$13,328
__________
(1) Represents a measurement period adjustment made during the three months ended December 31, 2021. On September 15, 2021, the Company acquired 100% of the equity interests in Trinity Air Medical Inc. (“Trinity”), a nationwide, multi-modal organ logistics and transportation company. Trinity is a wholly-owned subsidiary of the Company and the results of Trinity for the period since September 16, 2021 are included in the MediMobility Organ Transport and Jet line of business. At the time of acquisition, the Company recognized an asset for goodwill, determined as the excess of the purchase price over the net fair value of the assets acquired and liabilities assumed, that amounted to $13,271.
Schedule of Indefinite-Lived Intangible Assets
The following table presents information about the Company's intangible assets as of:

		December 31, 2021			September 30, 2021
	Estimated Useful Life	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Exclusive rights to Helijet’s scheduled passenger routes in Canada	5 years	$12,357	$(206)	$12,151	$—	$—	$—
Customer list	5-10 years	11,542	(957)	10,585	11,542	(645)	10,897
Domain name	Indefinite	504	—	504	504	—	504
Trademarks	6-10 years	1,006	(51)	955	1,006	(9)	997
Developed technology	3 years	250	(24)	226	250	(4)	246
Total		$25,659	$(1,238)	$24,421	$13,302	$(658)	$12,644

Schedule of Finite-Lived Intangible Assets
The following table presents information about the Company's intangible assets as of:

		December 31, 2021			September 30, 2021
	Estimated Useful Life	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Exclusive rights to Helijet’s scheduled passenger routes in Canada	5 years	$12,357	$(206)	$12,151	$—	$—	$—
Customer list	5-10 years	11,542	(957)	10,585	11,542	(645)	10,897
Domain name	Indefinite	504	—	504	504	—	504
Trademarks	6-10 years	1,006	(51)	955	1,006	(9)	997
Developed technology	3 years	250	(24)	226	250	(4)	246
Total		$25,659	$(1,238)	$24,421	$13,302	$(658)	$12,644

Schedule of Estimated Amortization Expense
As of December 31, 2021, the estimated amortization expense of its finite-lived intangible assets for each of the next five years are as follows:

For the Year Ended December 31,
2022	$3,972
2023	3,888
2024	3,759
2025	3,700
2026	3,494